Senior Unsecured Bond - Additional Information (Detail) - USD ($)		12 Months Ended
	Dec. 18, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 87,779,000	$ 62,526,000	$ 194,740,000	$ 140,870,000
9% Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 125,000,000
Interest rate on bond	9.00%	9.00%
Debt instrument term	5 years
Debt instrument maturity date		Dec. 18, 2017
Interest payment description on bond		Interest is payable semi-annually in arrears on June 18 and December 18.
Debt instrument, frequency of interest payment		Semi-annually
Debt instrument covenant description		The financial covenants each as defined within the bond agreement are: (a) The issuer shall ensure that the Group (meaning “the Company and its subsidiaries”) maintains a minimum liquidity of the greater of (i) $12.5 million and (ii) 5 per cent of total interest bearing debt; b) the Group to maintain a positive working capital; (c) to maintain an interest coverage ratio of not less than 3:1; (d) maintain a Group equity ratio of minimum 30%; and (e) the issuer shall ensure that the aggregate market value of the Group’s vessels is at least 120% of the total interest bearing debt of the Group.
Equity ratio		35.00%
9% Senior Unsecured Bond [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum liquidity to be maintained, amount		$ 12,500,000
Minimum liquidity to be maintained, percent		5.00%
Interest coverage ratio		300.00%
Equity ratio		30.00%
Aggregate fair value of collateral vehicles required for borrowings under facility		120.00%
9% Senior Unsecured Bond [Member] | Maximum [Member]
Debt Instrument [Line Items]
Dividend payable percentage		50.00%